Goodwill - Text Details (Detail)		12 Months Ended
		Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 30, 2022
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	[1]	€ 1,357,000,000	€ 15,000,000	€ 144,000,000
Increase (decrease) through net exchange differences, intangible assets and goodwill		641,000,000
Acquisitions through business combinations, intangible assets and goodwill		317,000,000
Goodwill		10,238,000,000	10,637,000,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill		169,000,000	195,000,000
Precision Diagnosis business group [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill		27,000,000
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill		(1,331,000,000)
Goodwill		731,000,000	€ 2,031,000,000
Recoverable amount of asset or cash-generating unit		€ 1,001,000,000
Initial forecast period		10.00%	9.20%		1.50%
Sensitivity pre-tax discount rate		40
Sensitivity compound long-term sales growth		160
Sensitivity terminal value		7.00%
Personal Emergency Response and Senior Living [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill			€ 13,000,000
Goodwill			0
Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Goodwill		€ 2,215,000,000	€ 1,897,000,000
Initial forecast period		15.40%	24.50%
Sensitivity pre-tax discount rate		40
Sensitivity compound long-term sales growth		210
Sensitivity terminal value		8.00%
Other (units carrying a non-significant goodwill balance) [Member]
Goodwill [Line Items]
Goodwill		€ 2,332,000,000	€ 2,245,000,000
Sensitivity pre-tax discount rate		190
Sensitivity compound long-term sales growth		900
Sensitivity terminal value		26.00%
BioTelemetry [Member]
Goodwill [Line Items]
Goodwill			1,776,000,000
Capsule Technologies [Member]
Goodwill [Line Items]
Goodwill			325,000,000
Goodwill [member]
Goodwill [Line Items]
Increase (decrease) in goodwill		€ (399,000,000)	2,622,000,000
Impairment loss recognised in profit or loss, goodwill		1,357,000,000	15,000,000
Increase (decrease) through net exchange differences, intangible assets and goodwill		641,000,000	732,000,000
Acquisitions through business combinations, intangible assets and goodwill		€ 317,000,000	2,095,000,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill			732,000,000
Decrease through classified as held for sale, goodwill			189,000,000
Initial forecast period		400.00%
Goodwill [member] | Personal Emergency Response and Senior Living [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill			€ 15,000,000
Goodwill [member] | Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Initial forecast period		500.00%

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.